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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2003

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

  Michael B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

  Hemenway & Barnes   60 State Street       Boston,      MA          02109
--------------------------------------------------------------------------------
Business Address          (Street)          (City)       (State)     (Zip)

  (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-------------------------------    ATTENTION    --------------------------------

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of February, 2004.

                                     Michael B. Elefante
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     ___________________________________________
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                           13F File No.:          Name:                                        13F File No.:
1. Timothy F. Fidgeon                           28-06169               6. State Street Boston Corp.                 28-399
--------------------------------------------    ------------------     ----------------------------------------     ----------------
2. Fiduciary Trust Co.                          28-471                 7.
--------------------------------------------    ------------------     ----------------------------------------     ----------------
3. Gannett, Welsh & Kotler                      28-4145                8.
--------------------------------------------    ------------------     ----------------------------------------     ----------------
4. Roy A. Hammer                                28-5798                9.
--------------------------------------------    ------------------     ----------------------------------------     ----------------
5. Kurt F. Somerville (32)*                     28-10379               10.
--------------------------------------------    ------------------     ----------------------------------------     ----------------

* Refers to manager number on attached detail in Item 7.

                                                                                                              PAGE: 1

      AS OF: DECEMBER 31, 2003                            FORM 13F            SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION
                                                                  AMOUNT    (A) (B) (C)               (A)    (B)  (C)
                                                                                                     SOLE SHARED NONE
A E S CORP.          COMMON STOCK    00130H105      391760         41500            xx                     41500

AETNA U. S.          COMMON STOCK    00817Y108      221325          3275            ss                      3275
HEALTHCARE INC.

AMGEN INC.           COMMON STOCK    031162100      600908          9725            xx                      6800
                                                                                    xx       32             2925

ANALOG DEVICES,      COMMON STOCK    032654105     1086470         23800            xx                     17200
INC.                                                                                xx       32             6600

APPLIED MATERIALS    COMMON STOCK    038222105      232254         10350            xx                     10350
INC.

AUTOMATIC DATA       COMMON STOCK    053015103      256197          6468            xx                      1759
PROCESSING                                                                          xx       32             4709

AVERY DENNISON       COMMON STOCK    053611109      719857         12850            xx                      7850
CORP.                                                                               xx       32             5000

                                                                                                              PAGE: 2

      AS OF: DECEMBER 31, 2003                            FORM 13F            SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION
                                                                  AMOUNT    (A) (B) (C)               (A)    (B)  (C)
                                                                                                     SOLE SHARED NONE
BP PLC ADR           COMMON STOCK    055622104     1750148         35464            xx                      15306
                                                                                    xx       32             20158

BEA SYSTEMS INC.     CORPORATE BONDS 073325AD4      737756        735000            xx                     410000
                                                                                    xx       32            325000

BELLSOUTH CORP.      COMMON STOCK    079860102      240550          8500            xx       32              8500

BERKSHIRE            CLASS B         084670207      422250           150            xx                         68
HATHAWAY INC.                                                                       xx       32                82

BRISTOL-MYERS        COMMON STOCK    110122108      647790         22650            xx                       7750
SQUIBB CO.                                                                          xx       32             14900

CANADIAN             COMMON STOCK    136375102      537880          8500            xx                       3750
NATIONAL RAILWAY                                                                    xx       32              4750
CO.

CAPITOL ONE FINL     COMMON STOCK    14040H105      407579          6650            xx                       6650
CORP.

                                                                                                              PAGE: 3

      AS OF: DECEMBER 31, 2003                            FORM 13F            SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION
                                                                  AMOUNT    (A) (B) (C)               (A)    (B)  (C)
                                                                                                     SOLE SHARED NONE
CARDINAL HEALTH      COMMON STOCK    14149Y108      241582          3950            xx                     3950
CARE INC.

CEDAR FAIR L P       COMMON STOCK    150185106      301350          9800            xx                     9800

CENTERPOINT          COMMON STOCK    15189T107      109497         11300            xx                    11300
ENERGY INC.

CISCO SYS INC.       COMMON STOCK    17275R102      321484         13268            xx                    11456
                                                                                    xx       32            1812

CINTAS CORP.         COMMON STOCK    172908105      232965          4650            xx                     4650

CITIGROUP INC.       COMMON STOCK    172967101      344683          7101            xx                     7101

COGNEX               COMMON STOCK    192422103      417278         14750            xx                    13350
                                                                                    xx       32            1400

CONEXANT             COMMON STOCK    207142100       95156         19146            xx                    19146
SYSTEMS INC.

                                                                                                              PAGE: 4

      AS OF: DECEMBER 31, 2003                            FORM 13F            SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION
                                                                  AMOUNT    (A) (B) (C)              (A)    (B)  (C)
                                                                                                     SOLE SHARED NONE
DELL INC.            COMMON STOCK    24702R101      236161          6950            xx                     6950

DEVRY INC.           COMMON STOCK    251893103      319151         12700            xx                    12700

DOMINION             V A NEW         25746U109      312767          4900            xx                     4900
RESOURCES INC.

DOW JONES & CO.      COMMON STOCK    260561105     7293304        146305            xx                    51592
INC.                                                                                xx       32           94713

DOW JONES & CO.      CLASS B         260561204     9659385        193769            xx                   114284
INC.                 (RESTRICTED)                                                   xx       32           79485

E I DU PONT DE       COMMON STOCK     263534109      323525          7050            xx                    7050
NEMOURS & CO.

E M C CORP.          COMMON STOCK    268648102      386308         29900            xx                    24800
                                                                                    xx       32            5100

EMERSON ELECTRIC     COMMON STOCK    291011104      862794         13325            xx                     6125
CO.                                                                                 xx       32            7200

                                                                                                                     PAGE: 5

    AS OF: DECEMBER 31, 2003                           FORM 13F                      SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:         ITEM 2:       ITEM 3:       ITEM 4:       ITEM 5:     ITEM 6       ITEM 7:              ITEM 8:
  NAME OF ISSUER  TITLE OF CLASS    CUSIP      FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS          VOTING AUTHORITY
                                    NUMBER       VALUE        PRINCIPAL   DISCRETION
                                                               AMOUNT     (A) (B) (C)                 (A)      (B)      (C)
                                                                                                      SOLE    SHARED    NOTE
ENCANA CORP        COMMON STOCK    292505104        530468        13450            xx                           9550
                                                                                   xx         32                3900

EXXON MOBIL        COMMON STOCK    30231G102       1693382        41302            xx                          19910
CORP.                                                                              xx         32               21392

FLEETBOSTON        COMMON STOCK    339030108        218250         5000            xx                           4300
FINANCIAL CORP.                                                                    xx         32                 700

FUEL CELL ENERGY   COMMON STOCK    35952H106        357399        27450            xx                          23050
INC.                                                                               xx         32                4400

GENERAL ELECTRIC   COMMON STOCK    369604103       1623445        52403            xx                          36871
CO.                                                                                xx         32               15532

GENERAL MILLS      COMMON STOCK    370334104        550395        12150            xx                           7650
INC.                                                                               xx         32                4500

HELMERICH &        COMMON STOCK    423452101        203889         7300            xx                           4100
PAYNE INC.                                                                         xx         32                3200

                                                                                                                     PAGE: 6

    AS OF: DECEMBER 31, 2003                           FORM 13F                      SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:         ITEM 2:       ITEM 3:       ITEM 4:       ITEM 5:     ITEM 6       ITEM 7:              ITEM 8:
  NAME OF ISSUER  TITLE OF CLASS    CUSIP      FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS          VOTING AUTHORITY
                                    NUMBER       VALUE        PRINCIPAL   DISCRETION
                                                               AMOUNT     (A) (B) (C)                 (A)      (B)      (C)
                                                                                                      SOLE    SHARED    NOTE
HONEYWELL          COMMON STOCK    438516106        228996         6850            xx                           6850
INTERNATIONAL
INC.

IGATE CORP.        COMMON STOCK    45169U105        159355        20300            xx                          20300

INSIGHT            COMMON STOCK    45768V108        138556        13400            xx                          13400
COMMUNICATIONS
CL A

INTEL              COMMON STOCK    458140100        1892360       59044            xx                          40673
CORPORATION                                                                        xx         32               18371

IVAX CORP          CORPORATE       465823AG7        1338250     1325000            xx                         860000
                   BONDS                                                           xx         32              465000

JEFFERSON-PILOT    COMMON STOCK    475070108        1601705       31623            xx                          12662
CORP.                                                                              xx         32               18961

JOHNSON &          COMMON STOCK    478160104        1726374       33418            xx                          19157
JOHNSON                                                                            xx         32               14261

                                                                                                                     PAGE: 7

    AS OF: DECEMBER 31, 2003                           FORM 13F                      SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:         ITEM 2:       ITEM 3:       ITEM 4:       ITEM 5:     ITEM 6       ITEM 7:              ITEM 8:
  NAME OF ISSUER  TITLE OF CLASS    CUSIP      FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS          VOTING AUTHORITY
                                    NUMBER       VALUE        PRINCIPAL   DISCRETION
                                                               AMOUNT     (A) (B) (C)                 (A)      (B)      (C)
                                                                                                      SOLE    SHARED    NOTE
KOPIN              COMMON STOCK    500600101        322751        48100            xx                          32700
                                                                                   xx         32               15400

LOWES COMPANIES    COMMON STOCK    548661107        288028         5200            xx                           5200
INC.

MERCK & CO. INC.   COMMON STOCK    589331107       1749455        37867            xx                          17003
                                                                                   xx         32               20864

MICROSOFT CORP.    COMMON STOCK    594918104        610296        22298            xx                          21279
                                                                                   xx         32                1019

N C O GROUP INC.   COMMON STOCK    628858102        243104        10700            xx                          10700

NOKIA CORP. ADR A  COMMON STOCK    654902204        390575        22975            xx                          15475
                                                                                   xx         32                7500

NOBLE ENERGY INC.  COMMON STOCK    655044105        271023         6100            xx                           6100

ORACLE CORP        COMMON STOCK    68389X105        173313        13100            xx                           9100
                                                                                   xx         32                4000

                                                                                                                     PAGE: 8

    AS OF: DECEMBER 31, 2003                           FORM 13F                      SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:         ITEM 2:       ITEM 3:       ITEM 4:       ITEM 5:     ITEM 6       ITEM 7:              ITEM 8:
  NAME OF ISSUER  TITLE OF CLASS    CUSIP      FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS          VOTING AUTHORITY
                                    NUMBER       VALUE        PRINCIPAL   DISCRETION
                                                               AMOUNT     (A) (B) (C)                 (A)      (B)      (C)
                                                                                                      SOLE    SHARED    NOTE
PEPSICO INC.       COMMON STOCK    713448108        449883         9650            xx                           8250
                                                                                   xx         32                1400

PFIZER INC.        COMMON STOCK    717081103        545849        15450            xx                          13950
                                                                                   xx         32                1500

PROCTER & GAMBLE   COMMON STOCK    742718109       1126846        11282            xx                           5088
CO.                                                                                xx         32                6194

QUESTAR CORP.      COMMON STOCK    748356102        311078         8850            xx                           8850

ROCKWELL           COMMON STOCK    773903109        287719         8082            xx                           8082
AUTOMATION INC

ROCKWELL COLLINS   COMMON STOCK    774341101        327477        10905            xx                          10905
INC

J M SMUCKER CO     COMMON STOCK    832696405        591261        13055            xx                           8205
NEW                                                                                xx         32                4850

SNAP ON INC        COMMON STOCK    833034101        403000        12500            xx                           6600
                                                                                   xx         32                5900

                                                                                                                     PAGE: 9

    AS OF: DECEMBER 31, 2003                           FORM 13F                      SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:         ITEM 2:       ITEM 3:       ITEM 4:       ITEM 5:     ITEM 6       ITEM 7:              ITEM 8:
  NAME OF ISSUER  TITLE OF CLASS    CUSIP      FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS          VOTING AUTHORITY
                                    NUMBER       VALUE        PRINCIPAL   DISCRETION
                                                               AMOUNT     (A) (B) (C)                 (A)      (B)      (C)
                                                                                                      SOLE    SHARED    NOTE
STANDARD PACIFIC   COMMON STOCK    85375C101        398110         8200            xx                           8200
CORP.

STATE STREET CORP  COMMON STOCK    857477103        247380         4750            xx                           3050
                                                                                   xx         32                1700

T C F FINANCIAL    COMMON STOCK    872275102        202833         3950            xx                           3950
CORP.

3 M COMPANY        COMMON STOCK    88579Y101       1234806        14522            xx                           3648
                                                                                   xx         32               10874

UNIVERSAL FOREST   COMMON STOCK    913543104        353160        10900            xx                          10900
PRODUCTS

WALGREEN CO        COMMON STOCK    931422109        241018         6625            xx                           6625

WYETH              COMMON STOCK    983024100        808290        19041            xx                           7594
                                                                                   xx         32               11447

AGGREGATE TOTAL:                                53,550,193